Other operating expenses	12 Months Ended
Dec. 31, 2021
Other operating expenses
Other operating expenses	19 Other operating expenses

	2021	2020	2019

	US $’000
Impairment loss (recovery)		(4,329)	1,150
Sundry	968	57	89
	968	(4,272)	1,239